Schedule of investments
Delaware Ivy Global Growth Fund
December 31, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks – 100.17%Δ
Canada − 3.19%
Barrick Gold	282,814	$ 4,858,744
Canadian Natural Resources	229,852	12,763,682
		17,622,426
China − 2.68%
H World Group ADR	174,682	7,410,010
JD.com ADR	131,614	7,387,494
		14,797,504
China/Hong Kong − 3.14%
China Mengniu Dairy †	2,305,000	10,453,849
Tencent Holdings	160,900	6,885,010
		17,338,859
Denmark − 2.09%
Genmab †	27,243	11,533,607
		11,533,607
France − 7.95%
Airbus	91,525	10,876,955
BNP Paribas	156,091	8,897,415
LVMH Moet Hennessy Louis Vuitton	7,319	5,326,761
Thales	59,106	7,548,113
TotalEnergies *	73,501	4,614,532
Vinci	66,557	6,646,534
		43,910,310
Germany − 5.17%
Bayer	145,707	7,537,350
Deutsche Telekom	671,359	13,394,315
RWE	170,917	7,609,227
		28,540,892
Hong Kong − 1.49%
Prudential	602,808	8,216,822
		8,216,822
India − 5.45%
ICICI Bank	562,909	6,061,495
Larsen & Toubro	467,197	11,779,034
NTPC	2,755,861	5,544,701
State Bank of India	900,899	6,682,965
		30,068,195
Israel − 1.85%
Check Point Software Technologies †	81,072	10,228,044
		10,228,044
Italy − 1.27%
Ferrari	32,687	7,004,958
		7,004,958
	Number of shares	Value (US $)
Common StocksΔ (continued)
Japan − 4.05%
Asahi Group Holdings	89,700	$ 2,815,257
ORIX	815,100	13,157,493
Subaru	412,600	6,374,173
		22,346,923
Netherlands − 0.80%
Shell	156,293	4,430,206
		4,430,206
Taiwan − 1.63%
Taiwan Semiconductor Manufacturing	616,000	8,988,824
		8,988,824
United Kingdom − 3.61%
AstraZeneca	68,592	9,302,448
Reckitt Benckiser Group	152,643	10,618,302
		19,920,750
United States − 55.80%
Abbott Laboratories	67,814	7,445,299
AGNC Investment	741,756	7,677,175
Alphabet Class A †	110,745	9,771,031
Amazon.com †	47,638	4,001,592
Ambarella †	98,162	8,071,861
Apple	68,843	8,944,771
Aptiv †	87,730	8,170,295
Autodesk †	32,807	6,130,644
Burlington Stores †	36,070	7,313,553
Casey's General Stores	23,747	5,327,639
ConocoPhillips	109,123	12,876,514
Darden Restaurants	78,739	10,891,966
Eli Lilly & Co.	21,535	7,878,364
First Republic Bank	62,597	7,629,948
Frontier Communications Parent †	162,382	4,137,493
Generac Holdings †	9,159	921,945
Ingersoll Rand	138,615	7,242,634
Intercontinental Exchange	59,952	6,150,476
Intuit	24,626	9,584,932
KLA	12,813	4,830,885
Mastercard Class A	37,716	13,114,985
Microchip Technology	74,381	5,225,265
Microsoft	58,280	13,976,710
Morgan Stanley	90,765	7,716,840
NVIDIA	36,705	5,364,069
PayPal Holdings †	84,178	5,995,157
Procter & Gamble	77,409	11,732,108
Raytheon Technologies	110,959	11,197,982
Regeneron Pharmaceuticals †	14,314	10,327,408
Schlumberger	52,755	2,820,282
Seagate Technology Holdings	78,250	4,116,733
NQ-IV958 [12/22] 2/23 (2747708)    1

Schedule of investments
Delaware Ivy Global Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Skechers USA Class A †	203,008	$ 8,516,186
Thermo Fisher Scientific	11,720	6,454,087
T-Mobile US †	41,459	5,804,260
Union Pacific	40,996	8,489,042
UnitedHealth Group	25,887	13,724,770
VeriSign †	44,320	9,105,101
Vertex Pharmaceuticals †	35,508	10,254,000
Zimmer Biomet Holdings	71,188	9,076,470
		308,010,472
Total Common Stocks (cost $479,706,330)		552,958,792

Short-Term Investments – 0.10%
Money Market Mutual Funds – 0.10%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	136,090	136,090
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.06%)	136,090	136,090
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.23%)	136,090	136,090
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.11%)	136,090	136,090
Total Short-Term Investments (cost $544,360)		544,360
Total Value of Securities Before Securities Lending Collateral−100.27% (cost $480,250,690)		553,503,152
	Number ofshares	Value (US $)
Securities Lending Collateral – 0.88%
Money Market Mutual Fund − 0.88%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 4.31%)	4,859,454	$ 4,859,454
Total Securities Lending Collateral (cost $4,859,454)		4,859,454
Total Value of Securities−101.15% (cost $485,110,144)		558,362,606■
Obligation to Return Securities Lending Collateral — (0.88%)	(4,859,454)
Liabilities Net of Receivables and Other Assets — (0.27%)	(1,506,074)
Net Assets Applicable to 19,522,453 Shares Outstanding — 100.00%	$551,997,078
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $4,614,469 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $31,081.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ-IV958 [12/22] 2/23 (2747708)